Capital World Growth and Income Fund®
Investment portfolio
February 29, 2024
unaudited

Common stocks 95.95% Information technology 20.90%	Shares	Value (000)
Broadcom, Inc.	4,285,208	$5,572,870
Microsoft Corp.	12,081,631	4,997,446
Taiwan Semiconductor Manufacturing Co., Ltd.	133,704,486	2,918,619
ASML Holding NV	2,341,078	2,202,571
Apple, Inc.	6,447,126	1,165,318
Tokyo Electron, Ltd.	4,074,991	1,002,167
Capgemini SE	3,483,590	846,010
NVIDIA Corp.	915,579	724,333
Accenture PLC, Class A	1,916,152	718,135
Salesforce, Inc.	2,222,033	686,208
EPAM Systems, Inc.[1]	2,028,489	617,472
Texas Instruments, Inc.	2,504,958	419,155
Shopify, Inc., Class A, subordinate voting shares[1]	4,108,695	313,781
Oracle Corp.	2,692,753	300,727
Intel Corp.	6,577,721	283,171
MediaTek, Inc.	7,808,800	281,625
Seagate Technology Holdings PLC	2,338,781	217,624
TE Connectivity, Ltd.	1,436,911	206,283
Synopsys, Inc.[1]	357,703	205,225
Samsung Electronics Co., Ltd.	3,586,411	197,689
Micron Technology, Inc.	2,109,829	191,172
GlobalWafers Co., Ltd.	7,996,000	141,153
Arista Networks, Inc.[1]	499,028	138,500
Adobe, Inc.[1]	245,648	137,632
Applied Materials, Inc.	600,000	120,972
Cognizant Technology Solutions Corp., Class A	1,497,083	118,300
Constellation Software, Inc.	39,851	110,948
Keyence Corp.	235,900	110,208
Disco Corp.	282,216	90,847
Advantech Co., Ltd.	6,337,089	78,187
Infosys, Ltd.	3,708,656	74,870
Fujitsu, Ltd.	434,224	67,732
International Business Machines Corp.	281,339	52,056
Delta Electronics, Inc.	4,559,101	42,476
Wolfspeed, Inc.[1]	767,505	19,970
Stripe, Inc., Class B1,2,3	192,531	4,913
		25,376,365
Health care 14.79%
Eli Lilly and Co.	2,973,998	2,241,443
UnitedHealth Group, Inc.	4,304,378	2,124,641
Abbott Laboratories	15,973,641	1,895,113
Novo Nordisk AS, Class B	15,373,911	1,827,303
Vertex Pharmaceuticals, Inc.[1]	2,820,439	1,186,672
AstraZeneca PLC	6,591,436	830,622
Gilead Sciences, Inc.	11,168,192	805,227
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Stryker Corp.	2,083,296	$727,216
Thermo Fisher Scientific, Inc.	1,245,765	710,310
Daiichi Sankyo Co., Ltd.	18,022,900	597,958
Sanofi	5,850,154	555,715
Molina Healthcare, Inc.[1]	1,352,343	532,701
Takeda Pharmaceutical Co., Ltd.	16,719,091	489,239
Novartis AG	3,897,848	394,435
GE HealthCare Technologies, Inc.	4,218,978	385,108
DexCom, Inc.[1]	2,597,042	298,842
Catalent, Inc.[1]	4,770,316	273,530
AbbVie, Inc.	1,037,961	182,733
Pfizer, Inc.	6,816,903	181,057
Medtronic PLC	1,998,567	166,601
Insulet Corp.[1]	1,011,179	165,833
EssilorLuxottica SA	736,390	156,122
Centene Corp.[1]	1,975,301	154,923
Zoetis, Inc., Class A	775,093	153,724
Siemens Healthineers AG	2,524,440	151,427
Penumbra, Inc.[1]	468,407	110,038
Argenx SE (ADR)[1]	286,409	108,838
Lonza Group AG	159,390	83,268
Regeneron Pharmaceuticals, Inc.[1]	82,169	79,383
Cooper Companies, Inc.	816,412	76,416
Eurofins Scientific SE, non-registered shares	1,247,569	74,484
Coloplast AS, Class B	555,341	73,729
CSL, Ltd.	346,333	64,437
CVS Health Corp.	641,756	47,727
Rede D’Or Sao Luiz SA	5,912,000	30,112
agilon health, Inc.[1,4]	3,175,812	19,468
		17,956,395
Industrials 13.91%
General Electric Co.	10,094,300	1,583,695
Airbus SE, non-registered shares	8,685,032	1,435,614
Safran SA	4,256,841	891,174
BAE Systems PLC	54,093,363	848,063
Carrier Global Corp.	14,094,117	783,351
Melrose Industries PLC[5]	93,539,116	749,773
Siemens AG	3,758,665	743,169
Caterpillar, Inc.	1,852,796	618,760
Recruit Holdings Co., Ltd.	15,063,084	607,266
TransDigm Group, Inc.	501,556	590,703
RTX Corp.	6,559,427	588,184
Ryanair Holdings PLC (ADR)	3,711,068	513,055
Leonardo SpA	22,923,027	489,434
Deere & Co.	1,288,911	470,517
Mitsui & Co., Ltd.	10,176,900	444,832
Bureau Veritas SA	15,022,927	436,282
CSX Corp.	9,350,772	354,768
Eaton Corp. PLC	1,102,832	318,718
Lockheed Martin Corp.	702,078	300,658
Boeing Co.[1]	1,367,307	278,548
L3Harris Technologies, Inc.	1,169,131	247,458
Compagnie de Saint-Gobain SA, non-registered shares	3,199,078	246,178
AB Volvo, Class B	8,264,391	227,290
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
DHL Group	4,801,436	$222,677
Techtronic Industries Co., Ltd.	17,911,500	193,882
Schneider Electric SE	774,307	175,575
Dayforce, Inc.[1,4]	2,377,477	165,853
Brenntag SE	1,783,731	162,672
International Consolidated Airlines Group SA (CDI)[1]	80,444,264	149,525
ITOCHU Corp.[4]	3,097,800	134,640
Weir Group PLC (The)	5,610,190	129,808
RELX PLC	2,872,872	125,511
Thales SA	810,966	120,123
Bunzl PLC	2,959,856	117,803
Mitsubishi Corp.	5,493,500	117,440
MTU Aero Engines AG	488,296	117,319
Vinci SA	909,545	116,391
Waste Connections, Inc.	683,169	113,707
Northrop Grumman Corp.	224,562	103,528
SMC Corp.	164,100	98,677
Fortive Corp.	1,145,143	97,486
ASSA ABLOY AB, Class B	3,319,060	94,580
Larsen & Toubro, Ltd.	1,900,401	79,704
Rentokil Initial PLC	13,905,706	76,936
Adecco Group AG	1,919,330	76,895
Kingspan Group PLC	829,167	74,812
Daikin Industries, Ltd.	518,500	73,234
Astra International Tbk PT	213,105,545	70,854
SS&C Technologies Holdings, Inc.	1,027,506	65,514
SECOM Co., Ltd.	666,300	48,532
Republic Services, Inc.	300	55
		16,891,223
Financials 10.06%
Zurich Insurance Group AG	1,980,673	1,052,656
Chubb, Ltd.	2,812,754	707,886
ING Groep NV	47,580,373	652,582
Mastercard, Inc., Class A	1,335,058	633,832
AIA Group, Ltd.	74,373,127	604,142
JPMorgan Chase & Co.	2,913,618	542,108
B3 SA - Brasil, Bolsa, Balcao	178,529,675	460,770
Blackstone, Inc.	3,390,220	433,338
HSBC Holdings PLC	46,266,192	358,879
Kotak Mahindra Bank, Ltd.	17,511,884	356,811
Axis Bank, Ltd.	23,868,430	309,480
HDFC Life Insurance Co., Ltd.	40,382,630	283,451
Aon PLC, Class A	878,488	277,593
KKR & Co., Inc.	2,795,457	274,682
Banco Bilbao Vizcaya Argentaria, SA	25,958,457	257,722
Fairfax Financial Holdings, Ltd., subordinate voting shares[4]	238,835	254,927
Capital One Financial Corp.	1,754,482	241,434
HDFC Bank, Ltd.	11,835,763	200,326
HDFC Bank, Ltd. (ADR)	564,562	30,204
Ping An Insurance (Group) Company of China, Ltd., Class H	48,389,000	216,930
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	8,749
Ares Management Corp., Class A	1,652,194	219,131
AXA SA	6,159,606	218,892
Arthur J. Gallagher & Co.	868,451	211,841
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Apollo Asset Management, Inc.	1,824,651	$203,996
Postal Savings Bank of China Co., Ltd., Class H	385,446,000	203,320
Discover Financial Services	1,591,799	192,130
Blue Owl Capital, Inc., Class A	10,317,767	185,307
Great-West Lifeco, Inc.[4]	5,973,262	183,976
DNB Bank ASA	8,382,485	167,550
Wells Fargo & Co.	2,820,505	156,792
Israel Discount Bank, Ltd., Class A	28,929,578	150,763
Bank Central Asia Tbk PT	209,810,300	131,841
BNP Paribas SA	2,143,279	128,285
Visa, Inc., Class A	450,465	127,319
FinecoBank SpA	9,145,763	126,327
S&P Global, Inc.	281,420	120,555
Macquarie Group, Ltd.	910,986	115,355
American International Group, Inc.	1,571,937	114,578
National Bank of Canada	1,446,936	112,938
KBC Groep NV	1,601,678	112,348
Bank Mandiri (Persero) Tbk PT	228,439,100	101,755
Power Corporation of Canada, subordinate voting shares	3,316,064	95,806
Bank Rakyat Indonesia (Persero) Tbk PT	243,455,100	94,888
MSCI, Inc.	159,711	89,593
Marsh & McLennan Companies, Inc.	427,539	86,478
Aegon, Ltd.	11,381,691	68,223
East Money Information Co., Ltd., Class A	34,219,269	66,790
Brookfield Asset Management, Ltd., Class A (CAD denominated)[4]	1,592,737	64,911
Citigroup, Inc.	1,029,406	57,122
Bajaj Finance, Ltd.	482,038	37,761
Goldman Sachs Group, Inc.	94,216	36,655
Svenska Handelsbanken AB, Class A	2,634,300	31,460
Jio Financial Services, Ltd.[1]	6,274,000	23,457
China Merchants Bank Co., Ltd., Class H	4,125,306	16,097
China Merchants Bank Co., Ltd., Class A	644,179	2,869
Sberbank of Russia PJSC[2]	182,070,644	— [6]
		12,215,611
Consumer discretionary 9.95%
Home Depot, Inc.	4,970,453	1,891,804
LVMH Moët Hennessy-Louis Vuitton SE	1,754,266	1,597,958
Amazon.com, Inc.[1]	7,931,806	1,402,026
Trip.com Group, Ltd. (ADR)[1]	13,327,192	592,660
Flutter Entertainment PLC[1]	2,678,353	583,506
Booking Holdings, Inc.	166,049	575,996
Restaurant Brands International, Inc.	4,589,517	356,376
Restaurant Brands International, Inc. (CAD denominated)	2,525,080	196,067
Industria de Diseño Textil, SA	11,309,049	501,258
Marriott International, Inc., Class A	1,652,779	412,980
Chipotle Mexican Grill, Inc.[1]	148,579	399,495
Compagnie Financière Richemont SA, Class A	2,498,847	397,284
YUM! Brands, Inc.	2,079,605	287,859
NEXT PLC	2,628,127	275,816
InterContinental Hotels Group PLC	2,247,229	237,714
Evolution AB	1,755,689	227,184
Stellantis NV	8,174,773	213,196
Sands China, Ltd.[1]	63,313,600	180,330
General Motors Co.	4,320,163	177,040
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Moncler SpA	2,268,421	$163,431
Shimano, Inc.	1,144,300	159,219
MercadoLibre, Inc.[1]	98,568	157,246
Kering SA	307,215	141,133
Darden Restaurants, Inc.	821,205	140,188
Pan Pacific International Holdings Corp.	5,569,300	130,948
Royal Caribbean Cruises, Ltd.[1]	991,069	122,248
Tesla, Inc.[1]	510,140	102,987
adidas AG	468,299	94,708
Las Vegas Sands Corp.	1,362,262	74,271
Aristocrat Leisure, Ltd.	2,273,869	68,920
B&M European Value Retail SA	9,835,549	65,280
Dowlais Group PLC	42,219,295	48,369
Wynn Macau, Ltd.[1,4]	50,855,600	42,934
Sony Group Corp.	393,213	33,952
Ferrari NV (EUR denominated)	67,238	28,334
		12,080,717
Consumer staples 6.47%
Philip Morris International, Inc.	20,199,332	1,817,132
Nestlé SA	8,085,952	838,997
Kroger Co.	10,169,187	504,493
Seven & i Holdings Co., Ltd.[4]	32,475,309	483,057
Imperial Brands PLC	21,890,041	470,984
Ajinomoto Co., Inc.	10,438,990	383,176
Ocado Group PLC[1,5]	52,843,345	341,125
Kweichow Moutai Co., Ltd., Class A	1,253,931	295,473
Bunge Global SA	3,072,662	289,967
British American Tobacco PLC	9,181,980	271,795
Danone SA	4,098,283	261,425
Keurig Dr Pepper, Inc.	8,205,144	245,416
Sysco Corp.	2,728,746	220,947
Constellation Brands, Inc., Class A	858,583	213,375
Arca Continental, SAB de CV	18,329,545	197,456
Treasury Wine Estates, Ltd.	22,174,764	178,008
JBS SA	34,762,968	161,259
Dollar Tree Stores, Inc.[1]	865,273	126,918
ITC, Ltd.	25,837,385	126,606
Kao Corp.	3,100,000	117,780
Suntory Beverage & Food, Ltd.	2,433,000	79,878
Mondelez International, Inc., Class A	998,815	72,983
Wilmar International, Ltd.	25,438,100	62,766
Costco Wholesale Corp.	83,450	62,078
Altria Group, Inc.	678,679	27,765
		7,850,859
Communication services 6.06%
Alphabet, Inc., Class C1	8,446,296	1,180,623
Alphabet, Inc., Class A1	4,670,724	646,709
Meta Platforms, Inc., Class A	2,543,422	1,246,607
Publicis Groupe SA	7,478,333	790,315
Netflix, Inc.[1]	1,237,808	746,299
NetEase, Inc.	20,341,775	457,784
Universal Music Group NV	14,005,842	421,883
Comcast Corp., Class A	8,901,113	381,413
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Bharti Airtel, Ltd.	24,293,472	$329,128
Bharti Airtel, Ltd., interim shares	744,245	6,478
SoftBank Corp.	21,327,957	280,612
Deutsche Telekom AG	9,257,962	219,982
Take-Two Interactive Software, Inc.[1]	1,402,030	206,000
Singapore Telecommunications, Ltd.	94,752,000	165,484
Omnicom Group, Inc.	1,297,966	114,727
Nippon Telegraph and Telephone Corp.	73,559,200	89,447
Tencent Holdings, Ltd.	2,249,400	79,639
		7,363,130
Materials 6.04%
Fortescue, Ltd.	74,831,986	1,261,256
Vale SA, ordinary nominative shares	38,512,231	518,987
Vale SA (ADR), ordinary nominative shares	32,095,618	430,402
Glencore PLC	158,069,540	748,541
Freeport-McMoRan, Inc.	18,460,120	697,977
Linde PLC	1,279,379	574,211
Air Products and Chemicals, Inc.	2,416,026	565,447
Rio Tinto PLC	6,747,472	432,595
Air Liquide SA	780,313	158,468
Air Liquide SA, bonus shares	592,600	120,346
First Quantum Minerals, Ltd.	14,146,125	133,941
First Quantum Minerals, Ltd.[1]	10,795,100	102,212
Ivanhoe Mines, Ltd., Class A1	19,674,067	209,186
Albemarle Corp.	1,486,979	204,980
BHP Group, Ltd. (CDI)	6,864,994	196,668
Heidelberg Materials AG, non-registered shares	1,801,190	174,621
Shin-Etsu Chemical Co., Ltd.	3,799,418	161,866
Celanese Corp.	928,898	141,165
Barrick Gold Corp. (CAD denominated)	7,273,578	106,063
Akzo Nobel NV	1,440,010	104,805
Evonik Industries AG	5,521,663	101,811
Smurfit Kappa Group PLC[4]	1,910,089	81,400
Antofagasta PLC	2,460,728	56,455
Lundin Mining Corp.	6,724,680	53,167
		7,336,570
Energy 5.22%
Canadian Natural Resources, Ltd. (CAD denominated)[4]	25,324,763	1,764,140
EOG Resources, Inc.	6,250,737	715,459
TC Energy Corp. (CAD denominated)	15,637,876	618,532
Cenovus Energy, Inc. (CAD denominated)	28,115,930	489,955
Cameco Corp. (CAD denominated)	8,752,447	354,702
Cameco Corp.	2,671,296	108,268
Tourmaline Oil Corp.	7,704,705	348,689
TotalEnergies SE	5,081,704	323,991
Shell PLC (GBP denominated)	9,352,124	290,054
Shell PLC (ADR)	14,330	900
Shell PLC (EUR denominated)	15,409	484
Reliance Industries, Ltd.	6,274,000	221,068
BP PLC	34,943,691	203,212
ConocoPhillips	1,524,568	171,575
Neste OYJ	6,073,922	166,546
Suncor Energy, Inc.[4]	4,721,973	162,241
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Baker Hughes Co., Class A	4,449,913	$131,673
Schlumberger NV	2,537,855	122,655
Aker BP ASA	3,435,645	83,358
MEG Energy Corp.[1]	2,801,359	59,964
Gazprom PJSC[1,2]	129,104,684	— [6]
		6,337,466
Utilities 2.24%
Constellation Energy Corp.	2,032,818	342,428
DTE Energy Co.	3,078,543	333,560
E.ON SE	24,283,675	309,963
Engie SA	13,010,584	208,622
Engie SA, bonus shares[1]	3,461,615	55,506
NextEra Energy, Inc.	3,855,445	212,782
Edison International	3,045,845	207,178
Iberdrola, SA, non-registered shares	15,039,427	172,624
China Resources Gas Group, Ltd.	54,129,575	163,851
Dominion Energy, Inc.	2,926,566	139,978
Duke Energy Corp.	1,301,105	119,481
FirstEnergy Corp.	3,196,206	117,013
PG&E Corp.	4,779,688	79,773
National Grid PLC	5,429,924	71,112
ENN Energy Holdings, Ltd.	8,236,900	67,698
AES Corp.	4,412,925	67,076
Public Service Enterprise Group, Inc.	836,970	52,227
		2,720,872
Real estate 0.31%
Prologis, Inc. REIT	760,944	101,411
American Tower Corp. REIT	423,502	84,218
Iron Mountain, Inc. REIT	1,017,018	79,978
Longfor Group Holdings, Ltd.	44,880,340	56,634
China Resources Mixc Lifestyle Services, Ltd.	16,526,035	50,025
		372,266
Total common stocks (cost: $71,793,484,000)		116,501,474
Preferred securities 0.07% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	576,541	53,801
Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,836,230	28,810
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	2,115
Total preferred securities (cost: $93,322,000)		84,726
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Bonds, notes & other debt instruments 0.17% Corporate bonds, notes & loans 0.17% Health care 0.12%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD85,907	$85,867
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	59,700	55,365
		141,232
Consumer discretionary 0.03%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	22,275	21,942
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	8,725	9,261
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]	7,252	7,806
		39,009
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[8]	42,024	28,614
Materials 0.00%
First Quantum Minerals, Ltd. 8.625% 6/1/2031[7]	2,541	2,430
Energy 0.00%
ONEOK, Inc. 2.20% 9/15/2025	2,141	2,038
Total corporate bonds, notes & loans		213,323
Total bonds, notes & other debt instruments (cost: $221,995,000)		213,323
Short-term securities 4.06% Money market investments 3.58%	Shares
Capital Group Central Cash Fund 5.41%[5,9]	43,413,604	4,341,360
Money market investments purchased with collateral from securities on loan 0.48%
Capital Group Central Cash Fund 5.41%[5,9,10]	1,344,000	134,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[9,10]	83,312,660	83,313
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%[9,10]	64,600,000	64,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[9,10]	58,700,000	58,700
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[9,10]	58,700,000	58,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[9,10]	58,700,000	58,700
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.20%[9,10]	52,800,000	52,800
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[9,10]	47,000,000	47,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.25%[9,10]	29,300,000	29,300
		587,513
Total short-term securities (cost: $4,928,921,000)		4,928,873
Total investment securities 100.25% (cost: $77,037,722,000)		121,728,396
Other assets less liabilities (0.25)%		(305,088)
Net assets 100.00%		$121,423,308
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Investments in affiliates5

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Common stocks 0.90%
Industrials 0.62%
Melrose Industries PLC	$613,134	$—	$817	$420	$137,036	$749,773	$—
Consumer discretionary 0.00%
Dowlais Group PLC[11]	92,125	—	33,152	(27,704)	17,100	—	—
Consumer staples 0.28%
Ocado Group PLC[1]	400,748	—	402	200	(59,421)	341,125	—
Total common stocks						1,090,898
Short-term securities 3.69%
Money market investments 3.58%
Capital Group Central Cash Fund 5.41%[9]	1,833,948	4,951,070	2,443,590	(29)	(39)	4,341,360	51,914
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 5.41%[9,10]	50,931		50,931 [12]			134,400	— [13]
Total short-term securities						4,475,760
Total 4.59%				$(27,113)	$94,676	$5,566,658	$51,914
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$4,913	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	2,115	.00 [14]
Total		$11,051	$7,028	.01%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,028,000, which represented .01% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $640,739,000, which represented .53% of the net assets of the fund.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,439,000, which represented .03% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 2/29/2024.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 2/29/2024. Refer to the investment portfolio for the security value at 2/29/2024.
[12]	Represents net activity.
[13]	Dividend income is included with securities lending income and is not shown in this table.
[14]	Amount less than .01%.
Capital World Growth and Income Fund — Page 9 of 12

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital World Growth and Income Fund — Page 10 of 12

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$25,371,452	$—	$4,913	$25,376,365
Health care	17,956,395	—	—	17,956,395
Industrials	16,891,223	—	—	16,891,223
Financials	12,215,611	—	— *	12,215,611
Consumer discretionary	12,080,717	—	—	12,080,717
Consumer staples	7,850,859	—	—	7,850,859
Communication services	7,363,130	—	—	7,363,130
Materials	7,216,224	120,346	—	7,336,570
Energy	6,337,466	—	— *	6,337,466
Utilities	2,629,721	91,151	—	2,720,872
Real estate	372,266	—	—	372,266
Preferred securities	53,801	28,810	2,115	84,726
Bonds, notes & other debt instruments	—	213,323	—	213,323
Short-term securities	4,928,873	—	—	4,928,873
Total	$121,267,738	$453,630	$7,028	$121,728,396
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
REIT = Real Estate Investment Trust
USD = U.S. dollars
Capital World Growth and Income Fund — Page 11 of 12

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-033-0424O-S96455
Capital World Growth and Income Fund — Page 12 of 12